Long-Term Debt - Components of Long-Term Debt (Details) $ in Thousands, € in Millions	Jun. 30, 2017 USD ($)	Jun. 30, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)
Debt Instrument [Line Items]
Total principal	$ 1,833,862		$ 1,804,483
Unamortized discount and debt issuance costs	(9,850)		(13,257)
Total debt	1,824,012		1,791,226
Less current portion	(205,881)		(188,511)
Long-term debt	1,618,131		1,602,715
Revolving Credit Facilities
Debt Instrument [Line Items]
Total principal	277,941		208,222
Long-term Debt
Debt Instrument [Line Items]
Total principal	954,164		1,005,199
Bonds
Debt Instrument [Line Items]
Total principal	371,414		371,329
Euro-denominated Term Loans
Debt Instrument [Line Items]
Total principal	$ 230,343	€ 201.6	$ 219,733	€ 208.9